UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:   BlackRock EuroFund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.6%
KBC Group NV	90,531	$6,001,565
Telenet Group Holding NV (a)	81,526	4,846,319

		10,847,884
Denmark — 3.8%
Danske Bank A/S	194,128	6,618,970
DSV A/S	60,321	3,119,991
Nets A/S (a)(b)	100,871	1,627,278

		11,366,239
Finland — 1.3%
Wartsila OYJ	75,666	4,045,326
France — 15.7%
AXA SA	244,040	6,304,961
BNP Paribas SA	109,151	7,263,348
Eiffage SA	41,078	3,214,738
Kering	17,833	4,609,203
Pernod Ricard SA	27,599	3,262,772
Renault SA	66,788	5,802,021
Schneider Electric SE	42,935	3,154,377
Teleperformance	32,072	3,462,785
Thales SA	31,489	3,041,713
Vinci SA	93,260	7,405,645

		47,521,563
Germany — 13.6%
Bayer AG, Registered Shares	27,616	3,181,734
Continental AG	29,875	6,550,098
Deutsche Wohnen AG, Bearer Shares	180,604	5,947,552
Fresenius Medical Care AG & Co. KGaA	72,351	6,100,745
Fresenius SE & Co. KGaA	53,564	4,304,184
Merck KGaA	64,059	7,299,724
Schaeffler AG	175,050	3,075,080
Scout24 AG (a)(b)	47,191	1,575,573
Steinhoff International Holdings NV	673,263	3,246,044

		41,280,734
Ireland — 1.2%
Bank of Ireland (a)	13,900,717	3,477,304

Italy — 2.0%
Tenaris SA	353,743	6,117,046
Netherlands — 7.7%
ASML Holding NV	20,009	2,655,050
ING Groep NV	411,716	6,218,667
Koninklijke DSM NV	80,571	5,448,952
Koninklijke KPN NV	2,322,788	6,983,269
NN Group NV	14,237	462,377

Common Stocks	Shares	Value
Netherlands (continued)
Unilever NV CVA	33,377	$1,658,198

		23,426,513
Norway — 1.1%
Norsk Hydro ASA	589,984	3,438,267
Spain — 6.1%
Banco Santander SA	1,036,433	6,344,323
CaixaBank SA	389,140	1,673,100
Industria de Diseno Textil SA	89,772	3,161,459
Telefonica SA	642,944	7,196,682

		18,375,564
Sweden — 6.6%
Assa Abloy AB, Class B	29,554	607,562
Hennes & Mauritz AB, Class B	100,467	2,563,997
Hexagon AB, Class B	193,342	7,759,727
Lundin Petroleum AB (a)	60,482	1,227,554
Volvo AB, Class B	524,013	7,730,234

		19,889,074
Switzerland — 2.9%
Cie Financiere Richemont SA, Registered Shares	62,520	4,942,968
Geberit AG, Registered Shares	4,724	2,035,622
Sika AG, Bearer Shares	322	1,931,263

		8,909,853
United Kingdom — 34.4%
Associated British Foods PLC	135,508	4,426,464
AstraZeneca PLC	103,136	6,341,530
Auto Trader Group PLC (b)	516,961	2,537,176
BAE Systems PLC	835,311	6,722,745
BHP Billiton PLC	82,314	1,269,604
British American Tobacco PLC	141,400	9,381,327
CRH PLC	189,195	6,663,292
Imperial Brands PLC	180,669	8,755,881
John Wood Group PLC	397,960	3,801,752
Lloyds Banking Group PLC	5,641,935	4,692,287
London Stock Exchange Group PLC	136,892	5,446,174
Merlin Entertainments PLC (b)	751,702	4,518,513
Prudential PLC	207,280	4,378,440
Randgold Resources Ltd.	37,671	3,291,701
Reckitt Benckiser Group PLC	69,181	6,315,652
Rio Tinto PLC	74,305	2,992,091
Shire PLC	160,736	9,365,623
Unilever PLC	69,269	3,416,850
Weir Group PLC	288,868	6,948,773
Worldpay Group PLC (b)	836,601	3,093,099

		104,358,974
Total Long-Term Investments (Cost — $286,499,678) — 100.0%		303,054,341

BLACKROCK EUROFUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock EuroFund

Short-Term Securities		Shares	Value
Money Market Fund — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (c)(d)		230,401	$230,401

Time Deposits		Par (000)
United Kingdom — 0.0%
Australia & New Zealand Banking Group Ltd., 0.05%, 04/03/2017	GBP	96	119,856
Total Short-Term Securities (Cost — $350,256) — 0.1%			350,257

Value
Total Investments (Cost — $286,849,934*) — 100.1%	$303,404,598
Liabilities in Excess of Other Assets — (0.1)%	(191,049)

Net Assets — 100.0%	$303,213,549

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$291,112,794

Gross unrealized appreciation	$26,448,039
Gross unrealized depreciation	(14,156,235)

Net unrealized appreciation	$12,291,804

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at June 30, 2016	Net Activity	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	230,401	230,401	$230,401	$1,140		—
BlackRock Liquidity Funds, TempFund, Institutional Class	916,097	(916,097)	—	—	635		—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	2,292	[1]	—
Total				$230,401	$4,067		—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

GBP	British Pound

2	BLACKROCK EUROFUND	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$10,847,884	—	$10,847,884
Denmark	$1,627,278	9,738,961	—	11,366,239
Finland	—	4,045,326	—	4,045,326
France	—	47,521,563	—	47,521,563
Germany	—	41,280,734	—	41,280,734
Ireland	—	3,477,304	—	3,477,304
Italy	—	6,117,046	—	6,117,046
Netherlands	1,658,198	21,768,315	—	23,426,513
Norway	—	3,438,267	—	3,438,267
Spain	—	18,375,564	—	18,375,564
Sweden	—	19,889,074	—	19,889,074
Switzerland	—	8,909,853	—	8,909,853
United Kingdom	—	104,358,974	—	104,358,974
Time Deposits	—	119,856	—	119,856
Short-Term Investment Fund	230,401	—	—	230,401

Total	$3,515,877	$299,888,721	—	$303,404,598

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK EUROFUND	MARCH 31, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 23, 2017